Condensed Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings of long-term debt, deferred financing costs and original issuance discount	$ 20,640	$ 2,700